Intangible Assets, Net (Tables)	6 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets consisted
	September 30, 2022 (Unaudited)	March 31, 2022

Trademark	$42,785	$48,010
Software	33,613	37,718
Total intangible assets, at cost	76,398	85,728
Less: accumulated amortization	(45,674)	(46,966)
Total intangible assets, net	$30,724	$38,762